Income Taxes (Summary Of Loss Before Provision For Income Taxes) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
United States	$ (1,337)	$ (271)
Foreign	89	92
Total	$ (1,248)	$ (179)